Private Placement - Additional Information (Detail) - Private Placement Warrants	6 Months Ended
Jan. 26, 2021 USD ($) $ / shares shares
Private Placement [Line Items]
Class of warrant or right exercise price of warrants or rights | $ / shares	$ 11.50
Common Class A
Private Placement [Line Items]
Class of warrant or right number of securities called by each warrant or right | shares	1
IPO | Sponsor
Private Placement [Line Items]
Class of warrants or rights issued during period shares | shares	10,280,000
Class of warrants or rights issued during period shares issue price per share | $ / shares	$ 1.00
Proceed from issuance in private placement | $	$ 10,280,000